Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2018	2,279,920
Balance at Dec. 31, 2018	$ 22,799	$ 52,618,022	$ (9,102,266)	$ 43,538,555
Net loss			(936,923)	(936,923)
Dividends to Series B preferred shares			(1,031,529)	(1,031,529)
Share-based compensation		90,809		90,809
Preferred deemed dividend			(185,665)	(185,665)
Balance (in shares) at Jun. 30, 2019	2,279,920
Balance at Jun. 30, 2019	$ 22,799	52,708,831	(11,256,383)	41,475,247
Balance (in shares) at Dec. 31, 2019	2,304,630
Balance at Dec. 31, 2019	$ 23,046	52,802,574	(11,020,415)	41,805,205
Net loss			(6,118,563)	(6,118,563)
Dividends to Series B preferred shares			(748,012)	(748,012)
Share-based compensation		124,212		124,212
Balance (in shares) at Jun. 30, 2020	2,304,630
Balance at Jun. 30, 2020	$ 23,046	$ 52,926,786	$ (17,886,990)	$ 35,062,842